Analysis of Net Debt	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Analysis of Net Debt

22.  Analysis of Net Debt

Components of net debt

Net debt is a non-GAAP measure which we provide to investors as we believe they find it useful. Net debt comprises cash and cash equivalents, derivative financial instrument assets and liabilities and interest-bearing loans and borrowings and enables investors to see the economic effects of these in total (see note 23 for details of the capital and risk management policies employed by the Group). Net debt is commonly used in computations such as Net Debt as a % of total equity and Net Debt as a % of market capitalisation.

	As at 31 December 2018		As at 31 December 2017
	Fair value (i) €m	Book value €m	Fair value (i) €m	Book value €m
Cash and cash equivalents (note 24)	2,346	2,346	2,135	2,135
Interest-bearing loans and borrowings (note 25)	(9,223)	(9,316)	(8,421)	(7,981)
Derivative financial instruments (net) (note 26)	(14)	(14)	50	50
Group net debt	(6,891)	(6,984)	(6,236)	(5,796)

(i)	All interest-bearing loans and borrowings are Level 2 fair value measurements.

Reconciliation of opening to closing net debt	2018 €m	2017 €m	2016 €m
At 1 January	(5,796)	(5,297)	(6,618)
Debt in acquired companies (note 32)	(74)	(12)	(3)
Increase in interest-bearing loans, borrowings and finance leases	(1,434)	(1,010)	(600)
Net cash flow arising from derivative financial instruments	(6)	(169)	5
Repayment of interest-bearing loans, borrowings and finance leases	246	343	2,015
Increase/(decrease) in cash and cash equivalents	194	(153)	(127)
Mark-to-market adjustment	2	9	21
Translation adjustment	(116)	493	10
At 31 December	(6,984)	(5,796)	(5,297)

The following table shows the effective interest rates on period-end fixed, gross and net debt:

	As at 31 December 2018			As at 31 December 2017
	€m	Interest rate	Weighted average fixed period Years	€m	Interest rate	Weighted average fixed period Years
Interest-bearing loans and borrowings nominal - fixed rate (i)	(9,107)			(7,844)
Derivative financial instruments - fixed rate	1,726			1,505
Net fixed rate debt including derivatives	(7,381)	3.5%	9.8	(6,339)	3.3%	9.2
Interest-bearing loans and borrowings nominal - floating rate (ii)	(157)			(70)
Adjustment of debt from nominal to book value (i)	(52)			(67)
Derivative financial instruments - currency floating rate	(1,740)			(1,455)
Gross debt including derivative financial instruments	(9,330)	3.6%		(7,931)	4.2%
Cash and cash equivalents - floating rate (note 24)	2,346			2,135
Group net debt	(6,984)			(5,796)
Cash at bank and in hand reclassified as held for sale (note 24)	-			(20)
Bank overdrafts reclassified as held for sale (note 25)	-			5
Group net debt excluding net debt reclassified as held for sale	(6,984)			(5,811)

(i)	Of the Group’s nominal fixed rate debt at 31 December 2018, €1,726 million (2017: €1,505 million) is hedged to floating rate using interest rate swaps.

(ii)

Floating rate debt comprises bank borrowings and finance leases bearing interest at rates set in advance for periods ranging from overnight to less than one year largely by reference to inter-bank interest rates.

Currency profile

The currency profile of the Group’s net debt and net worth (capital and reserves attributable to the Company’s equity holders) as at 31 December 2018 and 31 December 2017 is as follows:

	euro €m	US Dollar €m	Pound Sterling €m	Canadian Dollar €m	Philippine Peso €m	Polish Zloty €m	Swiss Franc €m	Other (i) €m	Total €m
Cash and cash equivalents (note 24)	1,077	646	214	69	13	90	81	156	2,346
Interest-bearing loans and borrowings (note 25)	(3,824)	(4,332)	(495)	(2)	(354)	-	(302)	(7)	(9,316)
Derivative financial instruments (net) (note 26)	1,826	(399)	(340)	(440)	(60)	(198)	(299)	(104)	(14)
Net debt by major currency including derivative financial instruments	(921)	(4,085)	(621)	(373)	(401)	(108)	(520)	45	(6,984)

Non-debt assets and liabilities analysed as follows:
Non-current assets	4,650	13,007	2,461	1,375	1,352	283	741	1,763	25,632
Current assets	1,884	3,222	746	458	117	142	297	284	7,150
Non-current liabilities	(669)	(2,275)	(276)	(203)	(137)	(5)	(164)	(95)	(3,824)
Current liabilities	(1,696)	(1,820)	(836)	(309)	(156)	(136)	(182)	(285)	(5,420)
Non-controlling interests	(51)	(61)	-	-	(384)	-	(11)	(18)	(525)
Capital and reserves attributable to the Company’s equity holders	3,197	7,988	1,474	948	391	176	161	1,694	16,029

The equivalent disclosure for the prior year is as follows:

Cash and cash equivalents (note 24)*	743	714	215	140	43	99	61	100	2,115
Interest-bearing loans and borrowings (note 25)*	(3,827)	(3,097)	(465)	(2)	(293)	-	(281)	(11)	(7,976)
Derivative financial instruments (net) (note 26)	2,078	(908)	(157)	(480)	(17)	(171)	(247)	(48)	50
Net debt* by major currency including derivative financial instruments	(1,006)	(3,291)	(407)	(342)	(267)	(72)	(467)	41	(5,811)

Non-debt assets and liabilities (including cash and bank overdrafts reclassified as held for sale) analysed as follows:
Non-current assets	5,030	8,815	2,400	1,466	1,292	310	715	1,804	21,832
Current assets	1,935	3,718	692	454	110	138	302	273	7,622
Non-current liabilities	(713)	(1,311)	(295)	(206)	(153)	(5)	(181)	(98)	(2,962)
Current liabilities	(1,745)	(2,093)	(806)	(322)	(137)	(130)	(186)	(285)	(5,704)
Non-controlling interests	(49)	(14)	-	-	(391)	-	(11)	(21)	(486)
Capital and reserves attributable to the Company’s equity holders	3,452	5,824	1,584	1,050	454	241	172	1,714	14,491

(i)	The principal currencies included in this category are the Chinese Renminbi, the Romanian Leu, the Indian Rupee, the Ukrainian Hryvnia and the Serbian Dinar.

* Excluding €20 million cash and €5 million bank overdrafts reclassified as held for sale which are analysed by major currency in current assets and liabilities above.

Liquidity and capital resources

The following table provides certain information related to our cash generation and changes in our cash and cash equivalents position:

	2018 €m	2017 €m	2016 €m
Net cash inflow from operating activities	1,899	2,189	2,340
Net cash outflow from investing activities	(1,592)	(2,685)	(735)
Net cash (outflow)/inflow from financing activities	(113)	343	(1,732)
Increase/(decrease) in cash and cash equivalents	194	(153)	(127)
Cash and cash equivalents at beginning of year, excluding overdrafts (note 24)	2,135	2,449	2,518
Effect of exchange rate changes	17	(161)	58
Cash and cash equivalents at end of year, excluding overdrafts (note 24)	2,346	2,135	2,449
Bank overdrafts	(113)	(71)	(78)
Borrowings	(9,203)	(7,910)	(7,712)
Derivative financial instruments	(14)	50	44
Total liabilities from financing activities	(9,330)	(7,931)	(7,746)
Net debt at end of year	(6,984)	(5,796)	(5,297)
Cash at bank and in hand reclassified as held for sale (note 24)	-	(20)	-
Bank overdrafts reclassified as held for sale (note 25)	-	5	-
Group net debt excluding net debt reclassified as held for sale	(6,984)	(5,811)	(5,297)

Part of the Group’s financing strategy objectives include maintenance of adequate financial resources and liquidity. During 2018 the Group’s total net cash inflow from operating activities of €1.9 billion less net cash outflow from financing activities of €0.1 billion funded investing activities of €1.6 billion.

The Group believes that its financial resources (operating cash together with cash and cash equivalents of €2.3 billion and undrawn committed loan facilities of €3.6 billion) will be sufficient to cover the Group’s cash requirements.

At 31 December 2018, euro and US Dollar denominated cash and cash equivalents represented 46% (2017: 35%) and 27% (2017: 34%) of total cash and cash equivalents respectively.

Significant borrowings

The main sources of Group debt funding are public bond markets in Europe and North America. The following bonds were outstanding as at 31 December 2018:

	Annual coupons	Outstanding millions	Final maturity
euro bonds	5.000%	€500	2019
euro bonds	2.750%	€750	2020
US Dollar bonds	5.750%	US$400	2021
euro bonds	1.750%	€600	2021
Swiss Franc bonds	1.375%	CHF330	2022
euro bonds	3.125%	€750	2023
euro bonds	1.875%	€600	2024
US Dollar bonds	3.875%	US$1,250	2025
US Dollar bonds	3.400%	US$600	2027
US Dollar bonds	3.950%	US$900	2028
euro bonds	1.375%	€600	2028
Pound Sterling bonds	4.125%	£400	2029
US Dollar bonds (i)	6.400%	US$213	2033
US Dollar bonds	5.125%	US$500	2045
US Dollar bonds	4.400%	US$400	2047
US Dollar bonds	4.500%	US$600	2048

(i)

The US$300 million bond was issued in September 2003, and at time of issuance the bond was partially swapped to floating interest rates. In August 2009 and December 2010, US$87.445 million of the issued notes were acquired by CRH plc as part of liability management exercises undertaken and the interest rate hedge was closed out. At 31 December 2018, the remaining fair value on the hedged item on the Consolidated Balance Sheet was US$45 million (2017: US$48 million).